1
The Gabelli Global Growth Fund
Schedule of Investments — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 98.6%
CONSUMER DISCRETIONARY  — 22.1%
56,000 Amazon.com Inc.† ................................... $ 5,784,240
1,940 Chipotle Mexican Grill Inc.† ...................... 3,314,083
2,000 Christian Dior SE ...................................... 1,786,733
6,780 Kering SA ................................................. 4,423,463
3,500 Lululemon Athletica Inc.† ......................... 1,274,665
10,400 LVMH Moet Hennessy Louis Vuitton SE .... 9,546,249
10,600 NIKE Inc., Cl. B ......................................... 1,299,984
17,500 Starbucks Corp. ....................................... 1,822,275
13,175 Tesla Inc.† ................................................ 2,733,286
31,984,978
INFORMATION TECHNOLOGY - SEMICONDUCTORS,
HARDWARE, AND EQUIPMENT  — 19.9%
30,240 Apple Inc. ................................................ 4,986,576
9,000 Applied Materials Inc. ............................... 1,105,470
5,470 ASML Holding NV .................................... 3,723,484
9,600 Keyence Corp. .......................................... 4,705,044
13,800 Lasertec Corp. .......................................... 2,451,976
30,000 Lattice Semiconductor Corp.† ................... 2,865,000
20,600 NVIDIA Corp. ........................................... 5,722,062
10,700 SolarEdge Technologies Inc.† ................... 3,252,265
28,811,877
FINANCIALS  — 16.6%
3,120 Adyen NV† ............................................... 4,971,498
5,450 Aon plc, Cl. A ........................................... 1,718,330
7,055 Chubb Ltd. ............................................... 1,369,940
31,700 HDFC Bank Ltd., ADR ............................... 2,113,439
169,000 Investor AB, Cl. B ..................................... 3,366,581
6,700 Mastercard Inc., Cl. A ............................... 2,434,847
7,190 S&P Global Inc. ........................................ 2,478,896
34,100 The Charles Schwab Corp. ........................ 1,786,158
17,000 Visa Inc., Cl. A .......................................... 3,832,820
24,072,509
INFORMATION TECHNOLOGY - SOFTWARE AND
SERVICES  — 12.7%
4,400 Adobe Inc.† .............................................. 1,695,628
26,200 Cloudflare Inc., Cl. A† ............................... 1,615,492
16,300 CrowdStrike Holdings Inc., Cl. A† ............. 2,237,338
3,460 Intuit Inc. ................................................. 1,542,572
24,900 Microsoft Corp. ........................................ 7,178,670
5,300 ServiceNow Inc.† ..................................... 2,463,016
11,200 Snowflake Inc., Cl. A† ............................... 1,728,048
18,460,764
COMMUNICATION SERVICES  — 11.4%
16,200 Alphabet Inc., Cl. A† ................................. 1,680,426
38,920 Alphabet Inc., Cl. C† ................................. 4,047,680
21,000 Meta Platforms Inc., Cl. A† ....................... 4,450,740
12,800 Netflix Inc.† .............................................. 4,422,144
Shares
Market
Value
18,800 The Walt Disney Co.† ............................... $ 1,882,444
16,483,434
HEALTH CARE  — 10.6%
7,900 Danaher Corp. .......................................... 1,991,116
7,950 Intuitive Surgical Inc.† .............................. 2,030,987
20,000 Novo Nordisk A/S, ADR ............................ 3,182,800
3,450 Thermo Fisher Scientific Inc. ..................... 1,988,477
9,500 UnitedHealth Group Inc. ........................... 4,489,605
10,300 Zoetis Inc. ................................................ 1,714,332
15,397,317
CONSUMER STAPLES  — 4.5%
14,700 L'Oreal SA ................................................ 6,568,588
MATERIALS  — 0.8%
4,920 The Sherwin-Williams Co. ......................... 1,105,868
TOTAL COMMON STOCKS .................. 142,885,335
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 1.4%
$ 2,040,000 U.S. Treasury Bill,
4.667%††, 06/22/23 ............................. 2,019,104
TOTAL INVESTMENTS — 100.0%
(Cost $89,178,347) ............................... $ 144,904,439
† Non-income producing security.
†† Represents annualized yield at date of purchase.
ADR American Depositary Receipt
Geographic Diversification
% of
Market
Value
Market
Value
United States ........................ 63.6% $ 92,167,713
Europe .............................. 29.1 42,191,601
Japan ............................... 4.9 7,157,021
Asia/Pacific ......................... 1.5 2,113,439
Canada .............................. 0.9 1,274,665
100.0% $ 144,904,439